Cover	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41375
Entity Registrant Name	Actelis Networks, Inc.
Entity Central Index Key	0001141284
Entity Tax Identification Number	52-2160309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4039 Clipper Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	545-1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ASNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false